Offerings	May 12, 2026 USD ($) shares
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.001 per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 200,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,620.00
Offering Note	There are being registered hereunder an indeterminate number of each identified class of securities of Cibus, Inc. (the "Registrant"). If the Registrant elects to offer to the public fractional interests in shares of preferred stock, then depositary receipts will be distributed to those persons purchasing the fractional interests and the shares of preferred stock will be issued to the depositary under the deposit agreement. The securities registered also include such indeterminate amount of securities as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the preferred stock, depositary shares, warrants or subscription rights registered hereunder or pursuant to the antidilution provisions of any such securities. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. In no event will the aggregate offering price of all types of securities issued by the registrant pursuant to this registration statement exceed $200,000,000. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such indeterminate number of securities as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions. The amount registered, the proposed maximum offering price per unit and the maximum aggregate offering price for each class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and are not specified as to each class of security pursuant to Instructions 2.A.ii.b. and 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure under Item 16(b) of Form S-3 under the Securities Act.
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	1,198,040
Maximum Aggregate Offering Price	$ 2,995,100.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-273062
Carry Forward Initial Effective Date	Oct. 27, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 442.08
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes an aggregate of 10,738,040 shares of Class A Common Stock issuable upon the exercise of outstanding warrants that were previously registered, but were not sold (the "Unsold Securities"), pursuant to the Company's registration statement on Form S-3 (File No. 333-273062), which was declared effective by the Securities and Exchange Commission on October 27, 2023 (the "Prior Registration Statement"). The registration fee with respect to the Unsold Securities, totaling $3,925.44, will continue to be applied to the Unsold Securities and no fees are due with respect to such shares. In accordance with Rule 415(a)(6), the offering of securities registered under the Prior Registration Statement will be terminated as of the date of effectiveness of this Registration Statement.
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	100,000
Maximum Aggregate Offering Price	$ 1,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-273062
Carry Forward Initial Effective Date	Oct. 27, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 147.60
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes an aggregate of 10,738,040 shares of Class A Common Stock issuable upon the exercise of outstanding warrants that were previously registered, but were not sold (the "Unsold Securities"), pursuant to the Company's registration statement on Form S-3 (File No. 333-273062), which was declared effective by the Securities and Exchange Commission on October 27, 2023 (the "Prior Registration Statement"). The registration fee with respect to the Unsold Securities, totaling $3,925.44, will continue to be applied to the Unsold Securities and no fees are due with respect to such shares. In accordance with Rule 415(a)(6), the offering of securities registered under the Prior Registration Statement will be terminated as of the date of effectiveness of this Registration Statement.
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	9,040,000
Maximum Aggregate Offering Price	$ 22,600,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-273062
Carry Forward Initial Effective Date	Oct. 27, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 3,335.76
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes an aggregate of 10,738,040 shares of Class A Common Stock issuable upon the exercise of outstanding warrants that were previously registered, but were not sold (the "Unsold Securities"), pursuant to the Company's registration statement on Form S-3 (File No. 333-273062), which was declared effective by the Securities and Exchange Commission on October 27, 2023 (the "Prior Registration Statement"). The registration fee with respect to the Unsold Securities, totaling $3,925.44, will continue to be applied to the Unsold Securities and no fees are due with respect to such shares. In accordance with Rule 415(a)(6), the offering of securities registered under the Prior Registration Statement will be terminated as of the date of effectiveness of this Registration Statement.
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	400,000
Maximum Aggregate Offering Price	$ 40.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-273062
Carry Forward Initial Effective Date	Oct. 27, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.01
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes an aggregate of 10,738,040 shares of Class A Common Stock issuable upon the exercise of outstanding warrants that were previously registered, but were not sold (the "Unsold Securities"), pursuant to the Company's registration statement on Form S-3 (File No. 333-273062), which was declared effective by the Securities and Exchange Commission on October 27, 2023 (the "Prior Registration Statement"). The registration fee with respect to the Unsold Securities, totaling $3,925.44, will continue to be applied to the Unsold Securities and no fees are due with respect to such shares. In accordance with Rule 415(a)(6), the offering of securities registered under the Prior Registration Statement will be terminated as of the date of effectiveness of this Registration Statement.